Retirement Plans Liabilities - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Retirement plans liabilities	R$ 85,554	R$ 0